S000001301 [Member] Annual Total Returns		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
TWEEDY, BROWNE VALUE FUND | TWEEDY BROWNE VALUE FUND
Prospectus [Line Items]
Annual Return [Percent]	[1]	1.36%	15.20%	(5.67%)	16.16%	(1.99%)	16.05%	(6.39%)	16.46%	9.69%	(5.39%)

[1]	The 2025 year‑to‑date return for the Value Fund through June 30, 2025 was 11.71%.